Note 25 - Loans and Borrowings	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
25.	Loans and borrowings

	As at June 30
(US dollars in thousands)	2022	2021	2020
Current liabilities
Debtor invoice financing	-	-	508
Lease liabilities	505	669	641
Shareholder loans	4,285	-	-
Chattel mortgage	142	88	51
Financing agreement	-	59	-
Bank loan	145	152	66
Other borrowings	32	36	46
Total	5,109	1,004	1,312

Non-current liabilities
Lease liabilities	1,959	326	715
Shareholder loan	21,121	21,175	23,400
Chattel mortgage	264	244	249
Financing agreement	108	183	-
Bank loan	-	159	278
Total	23,452	22,087	24,642

Total	28,561	23,091	25,954

On June 30, 2021, the Company agreed a refinancing of its existing $21.1 million shareholder loan with AWN, with repayment of principal from January 1, 2023 in sixty monthly installments of $0.35 million to loan maturity on December 31, 2027. The interest rate and line fee was agreed at 8% and 0.8% respectively, but no interest or line fee settlements were required until after a corporate liquidity event had occurred. In addition, the Company agreed to cash settle a refinancing fee of approximately $0.34 million in two tranches on June 30, 2022 and December 31, 2022. Security granted to AWN comprised a Specific Security Deed over the assets of Aevitas O Holdings Pty Ltd and general security over the assets of VivoPower International PLC.

On June 30, 2022 further amendments to the loan were agreed with AWN, (i) to defer repayment of principal to commence on October 01, 2023, with repayments over 60 months to September 30, 2028, (ii) to defer interest payments from October 01, 2021, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least US$25 million, and b) October 01, 2023.

During the period from October 01, 2021 to the earlier of a) September 30, 2023 or b) the date a minimum Prepayment of US$1,000,000 is made, the interest rate and line fee will increase to 10.00% and 2.00% per annum respectively. The previous refinancing fee of $0.34 million remains accruing but becomes payable at the earlier of a) US$1.0 million prepayment being made or b) October 01, 2023.A new facility extension fee of $0.355 million was agreed with AWN, to accrue immediately but becoming payable on October 01, 2023.

In December 2021, a short term loan of $1.1 million (A$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 01, 2022. The term of the loan was initially set as April 30, 2022, then extended to the earlier of October 01, 2023 or the completion by VivoPower International PLC of a debt or equity raise of at least US$25 million. A facility extension fee of $29,000 (A$40,000) is payable on October 01, 2023.

A short term $3.0 million loan was provided from AWN Holdings to Aevitas O Holdings Pty Limited on February 22, 2022, with interest rate of 10.00% per annum payable on the principal sum upon maturity. The initial expiry date of May 13, 2022 was extended to the earlier of a) October 01, 2023 or the b) completion by VivoPower International PLC of a debt or equity raise of at least US$25 million. A new facility extension fee of US$85,000 was also agreed to accrue immediately, but payable on October 01, 2023.

Lease liabilities have increased by $1.5 million in the year to $2.5 million, following $1.0 million capitalization of a new right-of-use asset in December 2021 in Kenshaw Electrical Pty Ltd, on relocation to a new larger facility in Newcastle, New South Wales, and $1.0 million in May 2022 due to the relocation of Tembo operations to a new larger facility in Eindhoven, offset by lease payments in the year and transfer of $0.2 million of lease liabilities to liabilities held for sale following announcement of the sale of the ex-solar business of Kenshaw Solar to ARA.

Depreciation expense on right-of-use assets and interest expense on associated lease liabilities for the year ended June 30, 2022 amounting to $0.8 million and $0.1 million respectively, are recognized in the Consolidated Statement of Comprehensive Income. Total lease payments for the year ended June 30, 2022 amounted to $0.4 million.

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2022	2021	2020	2022	2021	2020
Amounts payable under lease liabilities:
Less than one year	546	683	695	444	669	641
Later than one year but not more than five	2,546	379	759	2020	326	714
	3,091	1,062	1,454	2464	995	1,355
Future finance charges	(627)	(67)	(99)	-	-	-
Total lease obligations	2,464	995	1,355	2,464	995	1,355